Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (49,409,632)	$ (15,083,041)
Cash flows from continuing operating activities:
Net (loss)	(48,411,830)	(14,821,513)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	428,828	214,142
Gain on sale of fixed assets		(23,308)
Stock-based compensation	5,120,300	1,118,155
Fair value of options issued for services	15,013,755	108,263
Fair value of warrants issued for services		910,663
Fair value of shares issued from Convertible note extinguishment	(84,219)	1,120,333
Unrealized loss on equity investment	599,155	864,418
Realized gain/loss on sale of marketable securities	269,723	(238,834)
Unrealized loss on marketable securities	101,088	1,511,488
Bad debt expense	89,328	7,022
Gain on sale of SRM stock	(431,972)
Accrued losses on settlements	7,389,092
Change in operating assets and liabilities:
Prepaid expenses	635,718	(1,045,861)
Right of Entry asset	179,305	164,950
Accounts receivable	(367,304)	367,024
Inventory	562,314	(608,004)
Other assets		(86,174)
Accounts payable	725,001	(255,750)
Accrued expenses	284,517	141,842
Lease liability	(192,547)	(164,170)
Net cash (used in) continuing operating activities	(18,089,748)	(10,715,314)
Cash flows from discontinued operating activities:
Income (loss) from discontinued operations	(997,802)	(261,528)
Reclassification of assets and liabilities to held for sale		863,065
Cash provided from discontinued operations	(997,802)	601,537
Cash flows from investing activities:
Cash paid for purchase of assets	(87,162)	(106,153)
Cash paid for investment	(739,557)
Cash paid for marketable securities		(545,130)
Cash paid for purchase of intangible assets		(2,200,000)
Cash paid for SRM Inc.		(390,478)
Cash received from SRM Ltd. loan repayment		1,534,814
Cash received for sale of marketable securities	490,000	869,834
Net change to value of marketable securities		467,966
Cash paid for intangible assets	417,445
Purchase of equipment	(85,665)
Proceeds from sale of assets		39,100
Net cash flows provided by investing activities:	(4,939)	(330,047)
Cash flows from financing activities:
Cash received upon exercise of options	76,000
Warrants exercised	3,962,714	13,456,912
Deconsolidation of subsidiary	943,722
Shares issued for private placements	10,625,519
Loans to affiliates		(699,952)
Borrowings on debt		199,097
Payments on debt		(156,436)
Net cash flows provided by (used in) financing activities:	15,607,955	12,799,621
Net change in cash	(3,484,534)	2,355,797
Cash, beginning of period	3,833,349	1,477,552
Cash, end of period	348,816	3,833,349
Non-cash items:
Reclassification of Held to Maturity investments to Marketable Securities		3,417,100
Shares issued from stock payable for services	113,500	192,000
Shares issued for GBB asset purchase	175,000	2,468,500
Reclassification for SRM Ltd deconsolidation		146,800
Conversion of promissory note for common stock	1,542,457	500,000
Common stock issued from stock payable on extinguishment of debt	245,044
Common stock issued from stock payable on convertible note	344,196
Yerbae Brands Corp [Member]
Cash flows from operating activities:
Net loss	(10,618,687)	(20,824,039)
Adjustment to reconcile net loss to net cash used in operating activities:
Performance shares granted upon consummation of RTO		6,086,596
Stock-based payments for services		149,998
Depreciation and amortization	17,085	34,579
Gain on sale of equipment	130	(777)
Lease expense	(26,897)	31,785
Interest expense	77,727
Accretion expense	741,503	373,956
Stock-based compensation	4,018,493	2,667,466
Change in operating assets and liabilities:
Accounts payable	687,494	(1,083,831)
Accrued interest	197,159	101,064
Prepaid expenses	268,529	(221,238)
Accounts receivable	655,170	(97,331)
Inventory	286,268	(40,334)
Accrued expenses	39,247	99,567
Cash flows from discontinued operating activities:
Net cash used in operating activities	(3,656,779)	(12,722,539)
Cash flows from investing activities:
Recapitalization		640,709
Proceeds from the sale of equipment		96,945
Net cash flows provided by investing activities:		737,654
Cash flows from financing activities:
Proceeds from debt instruments and notes payable	3,034,976	6,888,910
Payments on debt instruments and notes payable	(2,328,335)	(4,422,780)
Proceeds from note - related party	320,000
Advances from Safety Shot	225,000
Proceeds from issuance of common stock and warrants		8,412,677
Warrants exercised	1,551,979	1,225,741
Net cash flows provided by (used in) financing activities:	2,803,620	12,104,548
Net change in cash	(853,159)	119,663
Cash, beginning of period	977,373	857,710
Cash, end of period	124,214	977,373
Supplemental disclosure of cash flow information
Cash paid for interest	319,173	91,825
Conversion of notes payable to common stock		5,039,606
Reverse takeover transaction		$ (569,115)